ACCOUNTS AND NOTES RECEIVABLE (Notes)	12 Months Ended
Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]	ACCOUNTS AND NOTES RECEIVABLE - NET

In millions	December 31, 2020	December 31, 2019
Accounts receivable – trade [1]	$1,850	$2,047
Notes receivable – trade	61	51
Other [2]	510	653
Total accounts and notes receivable - net	$2,421	$2,751
1.Accounts receivable – trade is net of allowances of $32 million at December 31, 2020 and $2 million at December 31, 2019. Allowances are equal to the estimated uncollectible amounts and current expected credit loss. That estimate is based on historical collection experience, current economic and market conditions, and review of the current status of customers' accounts.
2.Other includes receivables in relation to value added tax, fair value of derivative instruments, indemnification assets, and general sales tax and other taxes. No individual group represents more than ten percent of total receivables.
Accounts and notes receivable are carried at amounts that approximate fair value.